SCHEDULE OF INVESTMENTS
Ivy High Income Opportunities Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)	34	$ —*

Hotels, Resorts & Cruise Lines – 0.8%
Studio City International Holdings Ltd. ADR(A)	108	1,722

Total Consumer Discretionary - 0.8%		1,722
Energy
Coal & Consumable Fuels – 0.0%
Westmoreland Coal Co.(A)	13	124

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC(A)(B)(C)(D)(E)	2	75
McDermott International, Inc.(A)(B)	9	—*

		75

Oil & Gas Exploration & Production – 0.0%
Bellatrix Exploration Ltd.(A)(B)(C)	179	—*

Total Energy - 0.0%		199
Health Care

Pharmaceuticals – 0.0%
Advanz Pharma Corp.(A)(C)	9	28

Total Health Care - 0.0%		28
Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd.(B)(D)	804	—*

Total Industrials - 0.0%		—*
TOTAL COMMON STOCKS – 0.8%		$1,949
(Cost: $2,719)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(B)(D)	1,358	—*

Total Consumer Staples - 0.0%		—*
Energy
Oil & Gas Exploration & Production – 1.5%
Targa Resources Corp., 9.500%(A)(D)	3	3,064

Total Energy - 1.5%		3,064

TOTAL PREFERRED STOCKS – 1.5%		$3,064
(Cost: $3,909)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
Ultra Resources, Inc., expires 7-14-25(B)(G)	8	—*

TOTAL WARRANTS – 0.0%		$—*
(Cost: $2)

CORPORATE DEBT SECURITIES	Principal
Communication Services
Broadcasting – 3.7%
Clear Channel Outdoor Holdings, Inc., 5.125%, 8-15-27(F)(H)	$4,496	4,316
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24(H)	3,627	3,365

		7,681

Cable & Satellite – 15.2%
Altice Financing S.A.:
7.500%, 5-15-26(F)	738	775
5.000%, 1-15-28(F)(H)	580	576
Altice France Holding S.A., 10.500%, 5-15-27(F)(H)	4,582	5,047
Altice France S.A.:
7.375%, 5-1-26(F)(H)	2,484	2,593
8.125%, 2-1-27(F)(H)	2,659	2,912
CCO Holdings LLC and CCO Holdings Capital Corp., 5.000%, 2-1-28(F)(H)	1,642	1,696
CSC Holdings LLC:
5.500%, 5-15-26(F)(H)	810	831
5.375%, 2-1-28(F)(H)	1,940	2,027
5.750%, 1-15-30(F)(H)	555	580
DISH DBS Corp.:
5.875%, 7-15-22(H)	2,000	2,034
5.875%, 11-15-24	699	695
7.750%, 7-1-26(H)	1,032	1,094
7.375%, 7-1-28(F)	279	277
Neptune Finco Corp., 6.625%, 10-15-25(F)(H)	394	409
VTR Comunicaciones S.p.A., 5.125%, 1-15-28(F)	1,117	1,140
VTR Finance B.V.:
6.875%, 1-15-24(F)(H)	8,172	8,359
6.375%, 7-15-28(F)	1,087	1,116

		32,161

Integrated Telecommunication Services – 7.5%
Frontier Communications Corp.:
6.875%, 1-15-25(H)(I)	2,776	827
11.000%, 9-15-25(H)(I)	3,876	1,337
8.500%, 4-1-26(F)(H)(I)	8,400	7,942
West Corp., 8.500%, 10-15-25(F)(H)	7,035	5,593

		15,699

Publishing – 0.4%
MDC Partners, Inc., 6.500%, 5-1-24(F)(H)	1,022	950

Wireless Telecommunication Service – 4.5%
Digicel Group Ltd., 8.750%, 5-25-24(F)	385	376
Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25(F)(J)	235	59
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68(F)(J)	203	14
Digicel International Finance Ltd.:
8.750%, 5-25-24(F)(H)	6,862	6,708
8.000%, 12-31-26(F)	154	92
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25(F)(J)	195	164

Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24(H)(J)	1,467	1,012
Digicel Ltd., 6.750%, 3-1-23(F)(H)	2,128	1,096

		9,521

Total Communication Services - 31.3%		66,012
Consumer Discretionary
Apparel Retail – 0.7%
Abercrombie & Fitch Management Co. (GTD by Abercrombie & Fitch Co.), 8.750%, 7-15-25(F)	976	961
L Brands, Inc.:
6.875%, 7-1-25(F)	141	146
9.375%, 7-1-25(F)	253	253

		1,360

Auto Parts & Equipment – 0.1%
Adient U.S. LLC, 9.000%, 4-15-25(F)	229	247

Automobile Manufacturers – 0.6%
Ford Motor Co.:
8.500%, 4-21-23	571	604
9.000%, 4-22-25	571	617

		1,221

Automotive Retail – 1.4%
Allison Transmission, Inc., 5.000%, 10-1-24(F)	315	314
Asbury Automotive Group, Inc.:
4.500%, 3-1-28(F)(H)	878	852
4.750%, 3-1-30(F)(H)	906	883
Lithia Motors, Inc., 4.625%, 12-15-27(F)(H)	463	459
Sonic Automotive, Inc., 6.125%, 3-15-27(H)	489	484

		2,992

Casinos & Gaming – 3.6%
Boyd Gaming Corp.:
8.625%, 6-1-25(F)	286	299
4.750%, 12-1-27(F)(H)	863	740
Colt Merger Sub, Inc., 6.250%, 7-1-25(F)	1,114	1,105
Everi Payments, Inc., 7.500%, 12-15-25(F)(H)	1,304	1,249
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24(F)(H)	927	760
Golden Nugget, Inc., 6.750%, 10-15-24(F)(H)	2,111	1,517
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
5.000%, 10-15-25(F)	391	361
7.000%, 5-15-28(F)	115	92
7.250%, 11-15-29(F)	115	92
Wynn Macau Ltd.:
4.875%, 10-1-24(F)	340	332
5.500%, 10-1-27(F)(H)	964	954

		7,501

Department Stores – 0.1%
Nordstrom, Inc.:
4.000%, 10-15-21	157	157
8.750%, 5-15-25(F)	115	124

		281

Education Services – 3.5%
Laureate Education, Inc., 8.250%, 5-1-25(F)(H)	7,040	7,304

Hotels, Resorts & Cruise Lines – 0.8%
Boyne USA, Inc., 7.250%, 5-1-25(F)(H)	1,019	1,067
NCL Corp. Ltd., 12.250%, 5-15-24(F)	567	593

		1,660

Leisure Facilities – 0.7%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27(H)	877	785
Live Nation Entertainment, Inc., 4.750%, 10-15-27(F)	576	496
Six Flags Theme Parks, Inc., 7.000%, 7-1-25(F)	114	118

		1,399

Specialized Consumer Services – 0.2%
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4-15-22(F)	375	374

Specialty Stores – 3.5%
Party City Holdings, Inc., 6.625%, 8-1-26(F)	750	161
Staples, Inc.:
7.500%, 4-15-26(F)(H)	6,900	5,421
10.750%, 4-15-27(F)(H)	2,982	1,819

		7,401

Total Consumer Discretionary - 15.2%		31,740
Consumer Staples
Food Distributors – 0.1%
Performance Food Group, Inc., 6.875%, 5-1-25(F)	143	147

Packaged Foods & Meats – 6.9%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(F)(H)	2,652	2,688
5.750%, 6-15-25(F)(H)	1,904	1,928
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2-15-28(F)(H)	1,282	1,354
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29(F)	221	235
5.500%, 1-15-30(F)(H)	838	859
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(F)	357	356
5.875%, 9-30-27(F)(H)	1,275	1,275
Post Holdings, Inc.:
5.000%, 8-15-26(F)(H)	523	525
5.750%, 3-1-27(F)(H)	2,222	2,300
Simmons Foods, Inc.:
7.750%, 1-15-24(F)(H)	701	731
5.750%, 11-1-24(F)(H)	2,549	2,422

		14,673

Total Consumer Staples - 7.0%		14,820
Energy
Oil & Gas Drilling – 0.8%
KCA Deutag UK Finance plc, 7.250%, 5-15-21(F)(H)	1,793	858
Offshore Drilling Holding S.A., 8.375%, 9-20-20(F)(H)(K)	3,385	783

		1,641

Oil & Gas Equipment & Services – 0.2%
Nine Energy Service, Inc., 8.750%, 11-1-23(F)	806	393

Oil & Gas Exploration & Production – 5.6%
Bellatrix Exploration Ltd., 8.500%, 9-11-23(I)	418	—
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK), 9.500%, 12-15-23(I)(J)	456	—
Crownrock L.P., 5.625%, 10-15-25(F)(H)	2,707	2,426
Endeavor Energy Resources L.P.:
5.500%, 1-30-26(F)(H)	1,014	971
5.750%, 1-30-28(F)(H)	728	699
Endeavor Energy Resources L.P. and EER Finance, Inc., 6.625%, 7-15-25(F)	678	683
EQT Corp., 6.125%, 2-1-25(L)	570	568
Extraction Oil & Gas, Inc., 5.625%, 2-1-26(F)(I)	976	188
Laredo Petroleum, Inc.:
9.500%, 1-15-25(H)	3,242	2,241
10.125%, 1-15-28(H)	1,161	801
QEP Resources, Inc.:
5.250%, 5-1-23(L)	586	387
5.625%, 3-1-26	426	270
Sanchez Energy Corp., 7.250%, 2-15-23(F)(I)	257	3
Seven Generations Energy Ltd.:
6.750%, 5-1-23(F)(H)	1,866	1,791
5.375%, 9-30-25(F)(H)	975	858

		11,886

Oil & Gas Refining & Marketing – 2.6%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	468	159
6.375%, 7-1-26	158	52
Comstock Escrow Corp., 9.750%, 8-15-26(H)	4,556	4,262
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(F)(I)	550	—*
8.000%, 2-15-25(F)(I)	588	—*
7.750%, 5-15-26(F)(I)	793	159
PBF Holding Co. LLC:
9.250%, 5-15-25(F)	358	382
6.000%, 2-15-28(F)(H)	578	480

		5,494

Total Energy - 9.2%		19,414
Financials
Consumer Finance – 0.4%
CURO Group Holdings Corp., 8.250%, 9-1-25(F)(H)	1,192	953

Financial Exchanges & Data – 1.3%
Refinitiv U.S. Holdings, Inc., 8.250%, 11-15-26(F)(H)	2,458	2,662

Insurance Brokers – 2.9%
NFP Corp.:
7.000%, 5-15-25(F)	572	601
6.875%, 7-15-25(F)(H)	4,647	4,459
8.000%, 7-15-25(F)(H)	1,000	977

		6,037

Investment Banking & Brokerage – 0.7%
INTL FCStone, Inc., 8.625%, 6-15-25(F)	1,425	1,488

Other Diversified Financial Services – 1.8%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5-1-19(F)(I)(J)	8,251	3,713

Property & Casualty Insurance – 1.2%
Amwins Group, Inc., 7.750%, 7-1-26(F)(H)	1,697	1,782
Hub International Ltd., 7.000%, 5-1-26(F)	845	845

		2,627

Specialized Finance – 2.6%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(F)(H)	2,224	2,291
Compass Group Diversified Holdings LLC, 8.000%, 5-1-26(F)(H)	3,053	3,105

		5,396

Thrifts & Mortgage Finance – 1.0%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(F)(H)	2,236	2,091

Total Financials - 11.9%		24,967
Health Care
Health Care Facilities – 1.7%
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(F)(H)	1,165	1,188
Surgery Center Holdings, Inc., 10.000%, 4-15-27(F)(H)	2,469	2,469

		3,657

Health Care Services – 0.8%
Heartland Dental LLC, 8.500%, 5-1-26(F)(H)	1,931	1,748

Health Care Technology – 2.0%
Verscend Holding Corp., 9.750%, 8-15-26(F)(H)	3,957	4,264

Pharmaceuticals – 2.5%
Advanz Pharma Corp., 8.000%, 9-6-24	177	164
Bausch Health Cos., Inc.:
9.000%, 12-15-25(F)	351	378
9.250%, 4-1-26(F)(H)	1,042	1,131
8.500%, 1-31-27(F)	2,141	2,272
Par Pharmaceutical, Inc., 7.500%, 4-1-27(F)	1,188	1,219

		5,164

Total Health Care - 7.0%		14,833
Industrials
Aerospace & Defense – 6.6%
Arconic Rolled Products Corp., 6.125%, 2-15-28(F)	231	231
TransDigm UK Holdings plc, 6.875%, 5-15-26(H)	893	830
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7-15-24(H)	2,260	2,175
6.500%, 5-15-25	471	440
6.250%, 3-15-26(F)(H)	1,529	1,528
7.500%, 3-15-27(H)	1,094	1,051
5.500%, 11-15-27(H)	2,821	2,463
Wolverine Escrow LLC:
8.500%, 11-15-24(F)(H)	3,116	2,041
9.000%, 11-15-26(F)(H)	4,546	2,978
13.125%, 11-15-27(F)	343	223

		13,960

Diversified Support Services – 0.5%
Ahern Rentals, Inc., 7.375%, 5-15-23(F)(H)	2,037	978

Environmental & Facilities Services – 0.2%
GFL Environmental, Inc., 8.500%, 5-1-27(F)	232	252

Waste Pro USA, Inc., 5.500%, 2-15-26(F)	198	189

		441

Security & Alarm Services – 0.4%
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(F)(H)	867	817

Total Industrials - 7.7%		16,196
Information Technology
Application Software – 1.7%
Kronos Acquisition Holdings, Inc., 9.000%, 8-15-23(F)(H)	3,668	3,512

Data Processing & Outsourced Services – 1.2%
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7-15-25(F)(H)	2,468	2,511

Electronic Equipment & Instruments – 0.6%
NCR Corp.:
8.125%, 4-15-25(F)	460	488
5.750%, 9-1-27(F)	307	307
6.125%, 9-1-29(F)	393	395

		1,190

IT Consulting & Other Services – 0.1%
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.), 9.250%, 4-15-25(F)	288	303

Total Information Technology - 3.6%		7,516
Materials
Aluminum – 0.9%
Constellium N.V., 5.875%, 2-15-26(F)(H)	911	915
Constellium SE, 5.625%, 6-15-28(F)	410	404
Novelis Corp. (GTD by Novelis, Inc.), 4.750%, 1-30-30(F)(H)	465	444

		1,763

Commodity Chemicals – 0.8%
NOVA Chemicals Corp.:
4.875%, 6-1-24(F)(H)	1,215	1,133
5.250%, 6-1-27(F)(H)	666	585

		1,718

Construction Materials – 1.1%
Hillman Group, Inc. (The), 6.375%, 7-15-22(F)(H)	2,401	2,216

Metal & Glass Containers – 0.6%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(F)(H)(J)	859	850
HudBay Minerals, Inc.:
7.250%, 1-15-23(F)	188	185
7.625%, 1-15-25(F)	282	270

		1,305

Total Materials - 3.4%		7,002

TOTAL CORPORATE DEBT SECURITIES – 96.3%		$202,500
(Cost: $228,470)

LOANS(M)
Communication Services
Advertising – 0.6%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps), 4.250%, 7-25-21	324	295
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 7.500%, 7-25-22	1,196	983

		1,278

Broadcasting – 1.1%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 4.260%, 8-1-26	2,672	2,415

Integrated Telecommunication Services – 3.9%
Northwest Fiber LLC (ICE LIBOR plus 550 bps):
5.673%, 5-1-27(B)	2,343	2,319
5.674%, 5-1-27(B)	450	446
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	6,514	5,533

		8,298

Publishing – 0.5%
Recorded Books, Inc. (ICE LIBOR plus 425 bps), 4.444%, 8-31-25	1,014	975

Wireless Telecommunication Service – 1.3%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 3.800%, 5-27-24	3,197	2,674

Total Communication Services - 7.4%		15,640
Consumer Discretionary
Apparel Retail – 1.4%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps), 8.000%, 11-28-22	1,636	1,314
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22(I)	4,059	1,775

		3,089

Housewares & Specialties – 0.5%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps), 5.000%, 5-15-23	1,162	1,104

Leisure Facilities – 0.8%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.308%, 1-6-27	1,499	1,321
United PF Holdings LLC (ICE LIBOR plus 850 bps), 9.500%, 12-30-26(B)	399	399

		1,720

Restaurants – 0.2%
CEC Entertainment, Inc. (ICE LIBOR plus 650 bps), 9.572%, 8-30-26(I)	771	432
NPC International, Inc. (ICE LIBOR plus 750 bps), 8.500%, 4-18-25	1,346	27

		459

Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 600 bps), 6.678%, 8-4-25	765	759

Specialty Stores – 2.4%
Academy Sports + Outdoors (ICE LIBOR plus 400 bps), 5.000%, 7-2-22	1,296	1,035
Academy Sports + Outdoors (ICE LIBOR plus 500 bps), 0.000%, 7-2-22(N)	309	247

Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.000%, 10-16-23	1,611	972
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 10.250%, 5-21-24	1,660	581
Party City Holdings, Inc. (ICE LIBOR plus 250 bps):
3.250%, 8-19-22	10	5
4.100%, 8-19-22	278	131
Staples, Inc. (ICE LIBOR plus 500 bps), 5.687%, 4-12-26	2,458	2,108

		5,079

Textiles – 0.8%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 5.322%, 6-15-25	1,720	1,600

Total Consumer Discretionary - 6.4%		13,810
Energy
Coal & Consumable Fuels – 0.8%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 7.363%, 3-28-22(I)	2,775	166
Foresight Energy LLC (ICE LIBOR plus 800 bps), 8.300%, 6-29-27(I)	624	624
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 9.250%, 3-15-22(B)	211	190
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(B)(J)	919	552

		1,532

Oil & Gas Drilling – 0.1%
KCA Deutag U.S. Finance LLC (ICE LIBOR plus 675 bps), 7.750%, 2-28-23	372	175

Oil & Gas Equipment & Services – 0.3%
Larchmont Resources LLC (8.000% Cash or 8.000% PIK), 8.000%, 8-7-20(B)(E)(J)	1,249	624

Oil & Gas Exploration & Production – 0.1%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps), 11.375%, 12-31-21	1,170	53
California Resources Corp. (ICE LIBOR plus 475 bps), 5.750%, 12-31-22	761	260

		313

Oil & Gas Storage & Transportation – 0.9%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.370%, 3-1-26	2,400	1,832
Oryx Midstream Holdings LLC (ICE LIBOR plus 400 bps), 4.178%, 5-22-26	166	147

		1,979

Total Energy - 2.2%		4,623
Financials
Asset Management & Custody Banks – 0.7%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.930%, 7-20-26	1,703	1,547

Other Diversified Financial Services – 0.0%
New Cotai LLC (1-Month U.S. LIBOR plus 25 bps):
2.250%, 7-20-20	37	37
3.500%, 7-20-20	23	22

		59

Property & Casualty Insurance – 1.4%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.678%, 2-28-25	3,312	2,857

Specialized Finance – 0.7%
Gulf Finance LLC (ICE LIBOR plus 525 bps), 6.250%, 8-25-23	2,440	1,561

Total Financials - 2.8%		6,024
Health Care
Health Care Equipment – 0.1%
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps), 10.675%, 10-1-25	266	186

Health Care Facilities – 0.3%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 4.250%, 8-31-24	425	372
Surgery Center Holdings, Inc. (ICE LIBOR plus 800 bps), 9.000%, 8-31-24	144	144

		516

Health Care Services – 5.0%
Heartland Dental LLC, 0.000%, 4-30-25(N)	218	193
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.678%, 4-30-25	2,516	2,232
LifePoint Health, Inc. (ICE LIBOR plus 375 bps), 3.928%, 11-16-25	1,140	1,066
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 5.178%, 6-26-26	7,286	6,993

		10,484

Health Care Technology – 0.9%
Verscend Holding Corp. (ICE LIBOR plus 450 bps), 4.678%, 8-27-25	1,900	1,831

Pharmaceuticals – 0.3%
Advanz Pharma Corp. Ltd., 0.000%, 9-6-24(N)	113	105
Concordia International Corp. (ICE LIBOR plus 550 bps), 6.500%, 9-6-24	471	435
Endo Luxembourg Finance Co. I S.a.r.l. (ICE LIBOR plus 425 bps), 5.000%, 4-27-24	285	269

		809

Total Health Care - 6.6%		13,826
Industrials
Building Products – 0.3%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps), 9.072%, 3-27-22	857	680

Construction & Engineering – 1.2%
McDermott Technology Americas, Inc., 0.000%, 10-21-20(N)	185	183

McDermott Technology Americas, Inc. (ICE LIBOR plus 500 bps):
0.000%, 5-10-25(I)(N)	1,245	427
9.250%, 5-10-25(I)	2,292	787
McDermott Technology Americas, Inc. (ICE LIBOR plus 900 bps), 10.000%, 10-21-20	584	579
Tensar International Corp. (ICE LIBOR plus 850 bps), 9.500%, 7-10-22	603	452

		2,428

Diversified Support Services – 0.0%
Creative Artists Agency LLC (ICE LIBOR plus 375 bps), 3.928%, 11-26-26	106	100

Industrial Conglomerates – 0.9%
PAE Holding Corp. (ICE LIBOR plus 550 bps), 6.500%, 10-20-22(B)	1,786	1,724
PAE Holding Corp. (ICE LIBOR plus 950 bps), 10.500%, 10-20-23(B)	169	163

		1,887

Industrial Machinery – 1.8%
Form Technologies LLC (ICE LIBOR plus 325 bps), 4.700%, 1-28-22	946	766
Form Technologies LLC (ICE LIBOR plus 850 bps), 9.500%, 1-30-23	5,469	2,990

		3,756

Total Industrials - 4.2%		8,851
Information Technology
Application Software – 0.7%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 8.000%, 9-19-25	788	784
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps), 8.000%, 5-15-23(B)	216	212
Ultimate Software Group, Inc. (The), 0.000%, 5-3-26(N)	564	556

		1,552

Communications Equipment – 1.2%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.678%, 11-30-25	2,391	1,944
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 8.928%, 11-30-26	1,214	623

		2,567

Data Processing & Outsourced Services – 2.0%
Cardtronics USA, Inc., 0.000%, 6-24-27(B)(N)	956	937
CommerceHub, Inc. (ICE LIBOR plus 375 bps), 3.678%, 5-21-25(B)	1,288	1,230
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps), 8.250%, 5-1-25	1,434	499
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 3.630%, 5-1-24	2,155	1,620

		4,286

Internet Services & Infrastructure – 0.8%
Informatica LLC, 7.125%, 2-14-25	1,629	1,627

Total Information Technology - 4.7%		10,032
Materials
Construction Materials – 1.0%
Hillman Group, Inc. (The), 0.000%, 5-31-25(N)	285	267
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 5.072%, 5-31-25	2,161	2,020

		2,287

Total Materials - 1.0%		2,287

TOTAL LOANS – 35.3%		$75,093
(Cost: $97,325)

SHORT-TERM SECURITIES	Shares
Money Market Funds(P) - 5.9%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(O)	778	778
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	11,587	11,587

		12,365

TOTAL SHORT-TERM SECURITIES – 5.9%		$12,365
(Cost: $12,365)

TOTAL INVESTMENT SECURITIES – 139.8%		$294,971

(Cost: $344,790)

BORROWINGS(Q) – (41.2)%		(87,000)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		2,978

NET ASSETS – 100.0%		$210,949

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Securities whose value was determined using significant unobservable inputs.
(C)	Listed on an exchange outside the United States.
(D)	Restricted securities. At June 30, 2020, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value

BIS Industries Ltd.	12-22-17	804	$76	$	–*
Larchmont Resources LLC	12-8-16	2	561		75
Pinnacle Agriculture Enterprises LLC	3-10-17	1,358	617		–*
Targa Resources Corp., 9.500%	10-24-17	3	3,292		3,064

			$4,546		$3,139

The total value of these securities represented 1.5% of net assets at June 30, 2020.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $173,626 or 82.3% of net assets.

(G)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)	All or a portion of securities with an aggregate value of $118,866 have been pledged as collateral on open borrowings.
(I)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2020.
(L)	All or a portion of securities with an aggregate value of $758 are on loan.
(M)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(O)	Investment made with cash collateral received from securities on loan.
(P)	Rate shown is the annualized 7-day yield at June 30, 2020.
(Q)	Borrowings payable as a percentage of total investment securities is 29.5%.

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,722	$—	$—	*
Energy	—	124	75

Health Care	—	28	—
Industrials	—	—	—	*
Total Common Stocks	$1,722	$152	$75
Preferred Stocks	—	3,064	—	*
Warrants	—	—	—	*
Corporate Debt Securities	—	202,500	—
Loans	—	66,297	8,796
Short-Term Securities	12,365	—	—
Total	$14,087	$272,013	$8,871
Liabilities
Payable for borrowing	$—	$87,000	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrants	Loans
Beginning Balance 10-1-19	$447	$57	$—*	$12,704
Net realized gain (loss)	—	—	—	3
Net change in unrealized appreciation (depreciation)	(372)	(57)	—	(719)
Purchases	—	—	—	4,116
Sales	—	—	—	(374)
Amortization/Accretion of premium/discount	—	—	—	(51)
Transfers into Level 3 during the period	—	—	—	4,417
Transfers out of Level 3 during the period	—	—	—	(11,300)
Ending Balance 6-30-20	$75	$—*	$—*	$8,796
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-20	$(372)	$(57)	$—	$(718)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-20	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$75	Third-party valuation service	Broker quotes	N/A
Preferred Stocks	—*	Transaction	Price	$0
Warrants	—*	Third-party valuation service	Broker quotes	N/A
Loans	8,796	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$344,790

Gross unrealized appreciation	4,064
Gross unrealized depreciation	(53,883)

Net unrealized depreciation	$(49,819)